Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 231,516	$ 214,073	$ 208,715
Share-based compensation	166,239	111,140	97,058
Professional services	40,178	44,824	40,251
Travel expenses	37,284	33,571	38,700
Office expenses	31,127	32,150	25,307
Other expenses	39,589	53,158	54,097
Total selling, general and administrative expenses	$ 545,933	$ 488,916	$ 464,128